Property and Equipment, net (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciated property and equipment amount	$ 39,476
Depreciation	$ 183,529	$ 139,793